CONSOLIDATED QUARTERLY FINANCIAL DATA (UNAUDITED) - Summary of unaudited quarterly financial data (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended										6 Months Ended		12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Mar. 31, 2013	Mar. 31, 2012	Sep. 30, 2012	Sep. 30, 2011
Quarterly Financial Information Disclosure [Abstract]
Interest income	$ 4,253	$ 4,397	$ 4,354	$ 4,828	$ 4,813	$ 4,983	$ 5,132	$ 5,454	$ 5,446	$ 5,653	$ 8,650	$ 9,796	$ 18,979	$ 21,685
Interest expense	1,139	1,220	1,339	1,432	1,493	1,514	1,576	1,683	1,816	2,022	2,359	3,007	5,779	7,097
Net interest income	3,114	3,177	3,015	3,396	3,320	3,469	3,556	3,771	3,630	3,631	6,291	6,789	13,200	14,588
Provision for loan losses			375	100	100	150	450		3,600	580		250	725	4,630
Net interest income after provision for loan losses	3,114	3,177	2,640	3,296	3,220	3,319	3,106	3,771	30	3,051	6,291	6,539	12,475	9,958
Non-interest income	199	224	2,572	188	133	173	329	241	175	134	414	306	3,068	938
Non-interest expense	3,113	2,778	2,867	2,936	2,996	2,867	2,653	2,614	2,807	2,863	5,882	5,863	11,668	10,996
Income (loss) before income tax expense (benefit)	200	623	2,345	548	357	625	782	1,398	(2,602)	322	823	982	3,875	(100)
Income tax expense (benefit)	186	351	700	88	273	221	(115)	227	(740)	416	537	494	1,282	(212)
Net income (loss)	$ 14	$ 272	$ 1,645	$ 460	$ 84	$ 404	$ 897	$ 1,171		$ (94)	$ 286	$ 488	$ 2,593	$ 112
Per share:
Earnings per share - basic	$ 0.00	$ 0.03	$ 0.17	$ 0.05	$ 0.01	$ 0.04	$ 0.09	$ 0.12	$ (0.20)	$ (0.01)	$ 0.03	$ 0.05	$ 0.27	$ 0.01
Earnings per share - diluted	$ 0.00	$ 0.03	$ 0.17	$ 0.05	$ 0.01	$ 0.04	$ 0.09	$ 0.12	$ (0.20)	$ (0.01)	$ 0.03	$ 0.05	$ 0.27	$ 0.01
Dividends per share (in dollars per share)									$ 0.05	$ 0.05				$ 0.10